Note H - Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]
	2013		2012
	Historical Cost	Accumulated Amortization	Historical Cost	Accumulated Amortization
Finite-lived intangible assets:
Customer relationships	$8,170	$2,403	$8,366	$1,582
Technology & drawings	5,790	1,685	5,790	1,379
Other intangibles	1,568	1,505	1,560	1,453
Total finite-lived intangible assets	15,528	5,593	15,716	4,414
Goodwill	18,046	--	17,452	--
Trade names & trademarks	3,522	--	3,532	--
Total	$37,096	$5,593	$36,700	$4,414